BUSINESS COMBINATION (Tables)	12 Months Ended
Dec. 31, 2016
Business Combinations [Abstract]
Schedule of Estimated Fair Values of Assets Acquired and Liabilities Assumed
The table below summarizes the fair values of the assets acquired and liabilities assumed at the date of acquisition:

(In thousands)
Cash and cash equivalents	$4,626
Other current assets	4,460
Computer and other equipment	2,990
Goodwill	488,644
Intangible assets	84,100
Other non-current assets	1,073
Total assets	585,893
Current liabilities	(6,418)
Other long-term liabilities	(5,325)
Net assets acquired	$574,150

Schedule of Intangible Assets Acquired as Part of Business Combination
Intangible assets are as follows:

	(In thousands)	Weighted-Average Useful Life (Years)
Indefinite-lived trade name	$66,300	Indefinite
Customer relationships	10,100	Less than 1
New registrants	3,100	Less than 1
Non-compete agreement	3,000	5
Developed technology	1,600	2
Total intangible assets acquired	$84,100

Schedule of Unaudited Pro Forma Financial Information
The unaudited pro forma financial information in the table below presents the combined results of the Company and PlentyOfFish as if the acquisition of PlentyOfFish had occurred on January 1, 2014. The pro forma financial information includes adjustments required under the acquisition method of accounting and is presented for informational purposes only and is not necessarily indicative of the results that would have been achieved had the acquisition actually occurred on January 1, 2014. For the years ended December 31, 2015 and 2014, pro forma adjustments reflected below include increases of $1.4 million and $14.6 million, respectively, in amortization of intangible assets. The pro forma adjustments reflected below for the year ended December 31, 2014 also include a reduction in revenue of $5.1 million due to the write-off of deferred revenue at the date of acquisition.

	Years Ended December 31,
	2015	2014
	(In thousands, except per share data)
Revenue	$3,309,287	$3,157,893
Net earnings attributable to IAC shareholders	$155,599	$413,299
Basic earnings per share attributable to IAC shareholders	$1.88	$4.96
Diluted earnings per share attributable to IAC shareholders	$1.76	$4.67